Concentrations of Credit Risk and Major Customers (Details)	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Customer A [Member]
Concentration Risk [Line Items]
Customer, concentration risk percentage		[1]	12.00%		[1]
Customer B [Member]
Concentration Risk [Line Items]
Customer, concentration risk percentage	10.89%		12.67%	12.54%

[1]	Less than 10%